FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as of June 30, 2023 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017 1)	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017 1)	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019 1)	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019 1)	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019 1)	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020 1)	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020 1)	March 2027	0.74%
Receiving floating pay fixed	50,000	April 2022 2)	December 2030	2.53%
Receiving floating pay fixed	50,000	July 2022 2)	September 2030	1.77%
Receiving floating pay fixed	50,000	January 2023	January 2033	3.37%
Receiving floating pay fixed	50,000	January 2023 3)	January 2033	2.90%
Receiving floating pay fixed	50,000	March 2023 3)	March 2033	3.00%
Receiving floating pay fixed	50,000	March 2023	March 2025	3.90%
	700,000
1) On June 30, 2023, our interest rate swap derivative contracts with LIBOR reference rate transitioned to SOFR reference rate in accordance with Interbank Offered Rate (''IBOR'') fallback protocol, as published by International Swaps and Derivatives Association (ISDA), Inc and adheared by us in April 2023. As a result, the floating rate will transition from LIBOR to SOFR and the fixed rate will decrease based on the Credit Adjustment Spread ("CAS") of 26.1 basis points upon the next interest reset date.
2) SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.
3) Forward-looking swaps: first payment date for the $50 million 2.90% interest rate swap (SOFR) and $50 million 3.00% interest rate swap is January and March 2025, respectively.

Carrying Value and Fair Value of Financial Instruments	The carrying value and estimated fair value of our financial instruments at June 30, 2023 and December 31, 2022 are as follows:

		2023	2023	2022	2022
(in thousands of $)	Level	Fair value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	103,897	103,897	134,784	134,784
Restricted cash	1	3,426	3,426	3,289	3,289
Marketable securities	1	2,635	2,635	2,187	2,187
Related party shareholder loans	2	—	—	837	837
Derivative assets	2	36,317	36,317	33,123	33,123
Liabilities
Long term debt - floating	2	1,371,141	1,371,141	1,131,506	1,131,506
Derivative liabilities	2	829	829	1,313	1,313